Notes Payable (Details) - DocGo Inc. and Subsidiaries [Member] - USD ($)	1 Months Ended	12 Months Ended
	Nov. 20, 2020	Dec. 31, 2021	Dec. 31, 2020
Notes Payable (Details) [Line Items]
Installments aggregating		$ 102,235
Interest expense		$ 61,324	$ 15,848
Acquired outstanding shares of common stock percentage	100.00%
LJH received	$ 142,667
Acquired PPP loan	$ 142,667
Outstanding principal rate percentage	1.00%
Maturity term date	Sep. 13, 2021
Minimum [Member]
Notes Payable (Details) [Line Items]
Interest ranging		2.50%
Maximum [Member]
Notes Payable (Details) [Line Items]
Interest ranging		7.50%